Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Loss Carryforwards [Line Items]
Current deferred tax assets	$ 195,900,000	$ 186,000,000
Non-current deferred tax liabilities	533,400,000	448,200,000
Net federal, state and foreign income taxes paid (refund received)	322,400,000	(245,000,000)	213,200,000
Cumulative undistributed foreign earnings	168,000,000	141,000,000
Unrecognized tax benefits	80,897,000	92,752,000	108,587,000	87,734,000
Amount of unrecognized tax benefits affects effective tax rate	78,500,000	85,300,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	15,500,000
Expense (benefit) for interest and penalties	3,600,000	5,300,000	9,900,000
Accrued interest and penalties related to uncertain tax positions	34,300,000	30,600,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards	490,800,000	843,000,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 66,200,000	$ 81,200,000
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2031
Maximum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2030
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2014
Minimum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2027